Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000094762
Shareholder Report [Line Items]
Fund Name	TransWestern Institutional Short Duration Government Bond Fund
Trading Symbol	TWSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TransWestern Institutional Short Duration Government Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.TranswesternFunds.com. You can also request this information by contacting us at (800) 997-0718.
Additional Information Phone Number	(800) 997-0718
Additional Information Website	www.TranswesternFunds.com
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 74,335,500
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 212,766
InvestmentCompanyPortfolioTurnover	208.00%